Associates and Joint Ventures Accounted for Using the Equity Method - Summary of Share of Profit (Loss) and Total Comprehensive Income (Loss) of Associates and Joint Ventures (Detail) - JPY (¥)
¥ in Millions
12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Joint Ventures And Associates [abstract]
Associates	¥ (1,610)	¥ (503)	¥ (379)
Joint ventures	111	32	89
Total	¥ (1,499)	¥ (471)	¥ (290)